Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	NEXEON MEDSYSTEMS INC
Entity Central Index Key	0001416172
Trading Symbol	NXNN
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Entity Filer Category	Smaller Reporting Company